condensed interim consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and temporary investments, net	$ 927	$ 864
Accounts receivable	3,499	3,597
Income and other taxes receivable	129	205
Inventories	530	484
Contract assets	422	445
Prepaid expenses	874	682
Current derivative assets	35	36
Total	6,416	6,313
Non-current assets
Property, plant and equipment, net	17,226	17,248
Intangible assets, net	20,598	19,721
Goodwill, net	10,273	10,058
Contract assets	279	303
Other long-term assets	2,519	2,493
Total	50,895	49,823
Assets	57,311	56,136
Current liabilities
Short-term borrowings	1,044	104
Accounts payable and accrued liabilities	3,309	3,391
Income and other taxes payable	146	126
Dividends payable	577	550
Advance billings and customer deposits	1,024	971
Provisions	243	317
Current maturities of long-term debt	3,334	3,994
Current derivative liabilities	7	25
Total	9,684	9,478
Non-current liabilities
Provisions	734	744
Long-term debt	24,817	23,355
Other long-term liabilities	752	867
Deferred income taxes	4,279	4,390
Total	30,582	29,356
Liabilities	40,266	38,834
Owners' equity
Common equity	15,809	16,112
Non-controlling interests	1,236	1,190
Total	17,045	17,302
Total	57,311	56,136
Contingent liabilities